Equity (Details1) (Warrant [Member], USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Volatility		0.00%
Risk-free interest rate		0.00%
Dividend yield	$ 0	$ 0
Minimum [Member]
Volatility	325.00%
Risk-free interest rate	1.40%
Expected life (years)	2 years 6 months
Maximum [Member]
Volatility	330.00%
Risk-free interest rate	1.60%
Expected life (years)	5 years